Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Summary of Significant Accounting Policies [Abstract]
Schedule of carrying amount of VIE's consolidated assets and liabilities
	December 31, 2022	December 31, 2021

Current assets	$56,443,203	$42,129,500
Total non-current assets	$11,300,773	$12,421,137
Total assets	$67,743,976	$54,550,637
Total current liabilities	$66,032,076	$50,217,271
Total non-current liabilities	$2,099,430	$3,993,641

Schedule of operating results of the VIEs
	For the years ended December 31,
	2022	2021	2020

Revenue	$209,981,306	$170,911,999	$96,879,173
Operating expenses	$218,805,217	$174,364,008	$90,776,328
Net income (loss)	$(8,338,701)	$(2,850,415)	$4,576,721

Schedule of cash flow of the VIE's
	For the years ended December 31,
	2022	2021	2020

Net cash provided by (used in) operating activities	$(11,849,660)	$(14,394,918)	$7,329,182
Net cash used in investing activities	$(1,426,388)	$(1,987,258)	$(116,746)
Net cash provided by financing activities	$9,635,309	$20,555,262	$5,752,534
Net increase (decrease) in cash	$(4,848,767)	$4,575,593	$13,630,301

Schedule of estimated useful lives
Useful life
Electronic equipment	5 years
Office furniture	5 years
Leasehold improvement	5 years
Vehicles	4 years